Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance, shares	13,558,525	13,304,425
Share repurchase	(412,623)	(130,395)
Issue of shares on business acquisition	947,807
Redemption of non-management directors share units	12,494
Share options exercised, shares		120,595
Ending balance, shares	14,336,539	13,558,525
Beginning balance	$ 2,299,533	$ 2,281,444
Share repurchase	(29,955)	(10,010)
Issue of shares on business acquisition, value	75,588
Redemption of non-management directors share units	757
Share options exercised		14,016
Ending balance	$ 2,365,129	$ 2,299,533
Performance Share Units (PSUs) [Member]
Disclosure of classes of share capital [line items]
Settlement of Executive PSUs, shares		263,900
Settlement of Executive PSUs		$ 14,083
Performance Share Units (PSUs) and Restricted Share Units (RSUs) [Member]
Disclosure of classes of share capital [line items]
Settlement of PSUs and RSUs, shares	230,336
Settlement of PSUs and RSUs	$ 19,206